Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of deferred income tax and social contribution
Balance at beginning of period	R$ 520	R$ (22,794)
Deferred taxes variation	86,249	23,314	R$ (6,025)
Balance at end of period	91,769	520	(22,794)
Provision for labor, tax and civil risk
Movement of deferred income tax and social contribution
Balance at beginning of period	10,428	10,885
Deferred taxes variation	2,155	(457)
Balance at end of period	12,583	10,428	10,885
Allowance for doubtful accounts
Movement of deferred income tax and social contribution
Balance at beginning of period	2,181	1,610
Deferred taxes variation	(21)	571
Balance at end of period	2,160	2,181	1,610
Tax losses and negative basis of social contribution tax
Movement of deferred income tax and social contribution
Balance at beginning of period	11,728	5,277
Deferred taxes variation	1,311	6,451
Balance at end of period	13,039	11,728	5,277
Goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	(26,785)	(25,879)
Deferred taxes variation	0	(906)
Balance at end of period	(26,785)	(26,785)	(25,879)
Deferred tax from customer portfolio and digital platform
Movement of deferred income tax and social contribution
Balance at beginning of period	(14,673)	(22,005)
Deferred taxes variation	15,574	7,332
Balance at end of period	901	(14,673)	(22,005)
Provision for compensation or renegotiation from acquisitions
Movement of deferred income tax and social contribution
Balance at beginning of period	13,615	6,277
Deferred taxes variation	39,222	7,338
Balance at end of period	52,837	13,615	6,277
Impairment of goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	0	0
Deferred taxes variation	(33,059)	0
Balance at end of period	(33,059)	0	0
Other temporary differences
Movement of deferred income tax and social contribution
Balance at beginning of period	4,026	1,041
Deferred taxes variation	(51)	2,985
Balance at end of period	R$ 3,975	R$ 4,026	R$ 1,041